Financial Instruments with OffBalanceSheet Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments with OffBalanceSheet Risk
Binding loan commitments total amount	$ 1,906,200	$ 1,280,400
Junior subordinated debentures	12,887,000	12,887,000
Payment obligations	12,500,000
External financing	$ 12,500,000	$ 12,500,000